Common and Preferred Stock Common and Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Schedule of preferred stock
The following table summarizes the shares of the Series A Preferred Stock issued by the Company and net proceeds received from issuance of the Series A Preferred Stock for the periods shown below:

	Shares Issued and Outstanding	Net Proceeds Received (in 000's)	Dividends Paid (in 000’s)
Balance, December 31, 2015	2,426,930	$54,714	$—

Activity for the three months ended :
March 31, 2016	186,905	3,677	1,777
June 30, 2016	43,204	870	1,801
September 30, 2016	106,796	2,243	1,879
Total	336,905	6,790	5,457

Balance, September 30, 2016	2,763,835	$61,504	$—